Nature of Operations and Summary of Significant Accounting Policies (Fair Value Assumptions Using Black-Scholes Option-Pricing Model) (Details)	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Nature of Operations and Summary of Significant Accounting Policies
Expected volatility	55.60%	53.70%	37.80%
Risk-free interest rate	1.60%	2.50%	2.90%
Expected lives, years	5	5	5
Dividend yield	3.10%	3.10%	2.80%